Other disclosures - Risk Management and Principal Risks - Loans and advances at amortised cost by product (audited) (Details) £ in Millions, $ in Millions	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)
Disclosure of financial assets [line items]
Total financial assets	£ 1,187,698		£ 1,049,896
Provisions	858		1,110
Expected credit losses held against contingent liabilities and commitments
Disclosure of financial assets [line items]
Provisions	532		499
ECL
Disclosure of financial assets [line items]
Total financial assets	(4,352)		(3,998)
Other financial assets subject to impairment | Gross
Disclosure of financial assets [line items]
Total financial assets	155,100		135,500		£ 150,300
Other financial assets subject to impairment | ECL
Disclosure of financial assets [line items]
Total financial assets	(152)		(104)		(145)
Other financial assets subject to impairment | Stage 1 | Gross
Disclosure of financial assets [line items]
Total financial assets	153,800		135,300		146,300
Other financial assets subject to impairment | Stage 1 | ECL
Disclosure of financial assets [line items]
Total financial assets	(7)		(4)
Other financial assets subject to impairment | Stage 1 | ECL | Expected credit losses held against contingent liabilities and commitments
Disclosure of financial assets [line items]
Total financial assets			(4)		(7)
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	1,142		65		3,800
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(8)		0
Other assets | Lifetime expected credit losses | Stage 3 | Gross
Disclosure of financial assets [line items]
Total financial assets		$ 141	100	$ 100	132
Other assets | Lifetime expected credit losses | Stage 3 | ECL
Disclosure of financial assets [line items]
Total financial assets	(137)		(100)		£ (132)
Financial assets at amortised cost | Loans and advances at amortised cost
Disclosure of financial assets [line items]
Total financial assets	£ 182,507		£ 145,259
Coverage ratio	2.10%	2.10%	2.40%	2.40%
Financial assets at amortised cost | Loans and advances at amortised cost | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 186,327		£ 148,758
Financial assets at amortised cost | Loans and advances at amortised cost | ECL
Disclosure of financial assets [line items]
Total financial assets	(3,820)		(3,499)
Financial assets at amortised cost | Loans and advances at amortised cost | Stage 1
Disclosure of financial assets [line items]
Total financial assets	£ 163,115		£ 128,217
Coverage ratio	0.40%	0.40%	0.60%	0.60%
Financial assets at amortised cost | Loans and advances at amortised cost | Stage 1 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 163,808		£ 129,013
Financial assets at amortised cost | Loans and advances at amortised cost | Stage 1 | ECL
Disclosure of financial assets [line items]
Total financial assets	(693)		(796)
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 17,460		£ 15,378
Coverage ratio	7.90%	7.90%	6.20%	6.20%
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 18,949		£ 16,397
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(1,489)		(1,019)
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Total financial assets	£ 1,932		£ 1,664
Coverage ratio	45.90%	45.90%	50.30%	50.30%
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 3,570		£ 3,348
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | ECL
Disclosure of financial assets [line items]
Total financial assets	(1,638)		(1,684)
Financial assets at amortised cost | Home loans
Disclosure of financial assets [line items]
Total financial assets	£ 11,405		£ 10,985
Coverage ratio	3.30%	3.30%	3.40%	3.40%
Financial assets at amortised cost | Home loans | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 11,798		£ 11,371
Financial assets at amortised cost | Home loans | ECL
Disclosure of financial assets [line items]
Total financial assets	(393)		(386)
Financial assets at amortised cost | Home loans | Stage 1
Disclosure of financial assets [line items]
Total financial assets	£ 10,446		£ 9,752
Coverage ratio	0.10%	0.10%	0.10%	0.10%
Financial assets at amortised cost | Home loans | Stage 1 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 10,458		£ 9,760
Financial assets at amortised cost | Home loans | Stage 1 | ECL
Disclosure of financial assets [line items]
Total financial assets	(12)		(8)
Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 337		£ 618
Coverage ratio	6.90%	6.90%	5.40%	5.40%
Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 362		£ 653
Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(25)		(35)
Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Total financial assets	£ 622		£ 615
Coverage ratio	36.40%	36.40%	35.80%	35.80%
Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 3 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 978		£ 958
Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 3 | ECL
Disclosure of financial assets [line items]
Total financial assets	(356)		(343)
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total financial assets	£ 34,162		£ 25,960
Coverage ratio	7.10%	7.10%	8.10%	8.10%
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 36,761		£ 28,262
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | ECL
Disclosure of financial assets [line items]
Total financial assets	(2,599)		(2,302)
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Stage 1
Disclosure of financial assets [line items]
Total financial assets	£ 30,108		£ 23,406
Coverage ratio	1.30%	1.30%	2.50%	2.50%
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Stage 1 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 30,501		£ 24,011
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Stage 1 | ECL
Disclosure of financial assets [line items]
Total financial assets	(393)		(605)
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 3,384		£ 1,991
Coverage ratio	26.20%	26.20%	28.40%	28.40%
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 4,586		£ 2,782
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(1,202)		(791)
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Total financial assets	£ 670		£ 563
Coverage ratio	60.00%	60.00%	61.70%	61.70%
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 3 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 1,674		£ 1,469
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 3 | ECL
Disclosure of financial assets [line items]
Total financial assets	(1,004)		(906)
Financial assets at amortised cost | Wholesale loans
Disclosure of financial assets [line items]
Total financial assets	£ 136,940		£ 108,314
Coverage ratio	0.60%	0.60%	0.70%	0.70%
Financial assets at amortised cost | Wholesale loans | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 137,768		£ 109,125
Financial assets at amortised cost | Wholesale loans | ECL
Disclosure of financial assets [line items]
Total financial assets	(828)		(811)
Financial assets at amortised cost | Wholesale loans | Stage 1
Disclosure of financial assets [line items]
Total financial assets	£ 122,561		£ 95,059
Coverage ratio	0.20%	0.20%	0.20%	0.20%
Financial assets at amortised cost | Wholesale loans | Stage 1 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 122,849		£ 95,242
Financial assets at amortised cost | Wholesale loans | Stage 1 | ECL
Disclosure of financial assets [line items]
Total financial assets	(288)		(183)
Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 13,739		£ 12,769
Coverage ratio	1.90%	1.90%	1.50%	1.50%
Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 14,001		£ 12,962
Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(262)		(193)
Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Total financial assets	£ 640		£ 486
Coverage ratio	30.30%	30.30%	47.20%	47.20%
Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 3 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 918		£ 921
Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 3 | ECL
Disclosure of financial assets [line items]
Total financial assets	(278)		(435)
Not past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 16,655		£ 14,327
Coverage ratio	6.80%	6.80%	5.90%	5.90%
Not past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 17,872		£ 15,225
Not past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(1,217)		(898)
Not past due | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 288		£ 515
Coverage ratio	7.10%	7.10%	6.00%	6.00%
Not past due | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 310		£ 548
Not past due | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(22)		(33)
Not past due | Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 2,860		£ 1,725
Coverage ratio	24.70%	24.70%	28.20%	28.20%
Not past due | Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 3,799		£ 2,402
Not past due | Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(939)		(677)
Not past due | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 13,507		£ 12,087
Coverage ratio	1.90%	1.90%	1.50%	1.50%
Not past due | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 13,763		£ 12,275
Not past due | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(256)		(188)
Not later than one month | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 348		£ 478
Coverage ratio	22.10%	22.10%	8.30%	8.30%
Not later than one month | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 447		£ 521
Not later than one month | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(99)		(43)
Not later than one month | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 9		£ 21
Coverage ratio	18.20%	18.20%	4.50%	4.50%
Not later than one month | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 11		£ 22
Not later than one month | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(2)		(1)
Not later than one month | Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 199		£ 159
Coverage ratio	31.60%	31.60%	19.70%	19.70%
Not later than one month | Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 291		£ 198
Not later than one month | Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(92)		(39)
Not later than one month | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 140		£ 298
Coverage ratio	3.40%	3.40%	1.00%	1.00%
Not later than one month | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 145		£ 301
Not later than one month | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(5)		(3)
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 457		£ 573
Coverage ratio	27.50%	27.50%	12.00%	12.00%
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 630		£ 651
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(173)		(78)
Greater than 30 days past due | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 40		£ 82
Coverage ratio	2.40%	2.40%	1.20%	1.20%
Greater than 30 days past due | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 41		£ 83
Greater than 30 days past due | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(1)		(1)
Greater than 30 days past due | Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 325		£ 107
Coverage ratio	34.50%	34.50%	41.20%	41.20%
Greater than 30 days past due | Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 496		£ 182
Greater than 30 days past due | Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(171)		(75)
Greater than 30 days past due | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 92		£ 384
Coverage ratio	1.10%	1.10%	0.50%	0.50%
Greater than 30 days past due | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 93		£ 386
Greater than 30 days past due | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	£ (1)		£ (2)